ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	30,384,772	30,254,560	4,386,499
Professional services	4,480,561	2,178,267	315,819
Agency commission fees payable	6,397,096	2,940,840	426,382
Staff cost related payables	6,505,481	6,976,762	1,011,535
Office expenses	1,439,218	1,099,142	159,361
Product development services	992,730	1,028,127	149,064
Other payables	33,808,410	3,527,013	511,369
Lawsuit dues	54,703,506	17,199,963	2,493,760
Others	1,487,807	1,768,903	256,467
Total	140,199,581	66,973,577	9,710,256